Basis of Presentation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Significant Accounting Policies
Basis of Presentation and Significant Accounting Policies

Basis of Presentation: The accompanying consolidated financial statements include the accounts of Stonegate and its subsidiaries and have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) and in accordance with the instructions to Form 10-K as promulgated by the Securities and Exchange Commission. All intercompany accounts and transactions have been eliminated in consolidation.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the amounts reported in the Company’s consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Material estimates that are particularly significant relate to the Company’s fair value measurements of mortgage loans held for sale, mortgage servicing rights (“MSRs”), derivative assets and liabilities goodwill and other intangible assets, as well as its estimates for the reserve for mortgage repurchases and indemnifications and income tax estimates for deferred tax assets valuation allowance considerations.
Risks and Uncertainties: In the normal course of business, companies in the mortgage banking industry encounter certain economic and regulatory risks. Economic risks include interest rate risk and credit risk. The Company is subject to interest rate risk to the extent that in a rising interest rate environment, the Company may experience a decrease in loan production, as well as decreases in the value of mortgage loans held for sale and in commitments to originate loans, which may negatively impact the Company’s operations. Conversely, in a decreasing interest rate environment, the value of the Company’s MSRs may decrease, which could negatively impact the Company’s operations. Credit risk is the risk of default that may result from the borrowers’ inability or unwillingness to make contractually required payments during the period in which loans are being held for sale.

The Company sells loans to investors without recourse. As such, the investors have assumed the risk of loss or default by the borrower. However, the Company is usually required by these investors to make certain standard representations and warranties relating to credit information, loan documentation and collateral. To the extent that the Company does not comply with such representations, the Company may be required to repurchase the loans or indemnify these investors for any losses from borrower defaults. The Company performs due diligence prior to funding mortgage loans as part of its loan underwriting process, whereby the Company analyzes credit, collateral and compliance risk of all loans in an effort to ensure the mortgage loans the investors’ standards. However, if a loan is repurchased, the Company could incur a loss as part of recording such loan at fair value, which may be less than the amount paid to purchase the loan. In addition, if loans pay off within a specified time frame, the Company may be required to refund a portion of the sales proceeds to the investors.
The Company’s business requires substantial cash to support its operating activities. As a result, the Company is dependent on its lines of credit, and other financing facilities in order to finance its continued operations. If the Company’s principal lenders decided to terminate or not to renew any of these credit facilities with the Company, the loss of borrowing capacity would have a material adverse impact on the Company’s financial statements unless the Company found a suitable alternative source of financing.
Consolidation: The Company’s loans held for sale are sold predominantly to FNMA. The Company also transfers loans in GNMA guaranteed mortgage backed securities (“MBS”) by pooling eligible loans through a pool custodian and assigning rights to the loans to GNMA. FNMA and GNMA provide credit enhancement of the loans through certain guarantee provisions. These securitizations involve variable interest entities (“VIEs”) as the trusts or similar vehicles, by design, that either (1) lack sufficient equity to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) have equity investors that do not have the ability to make significant decisions relating to the entity’s operations through voting rights, or do not have the obligation to absorb the expected losses, or do not have the right to receive the residual returns of the entity.
The primary beneficiary of a VIE (i.e., the party that has a controlling financial interest) is required to consolidate the assets and liabilities of the VIE. The primary beneficiary is the party that has both (1) the power to direct the activities of an entity that most significantly impact the VIE’s economic performance; and (2) through its interests in the VIE, the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Company typically retains the right to service the loans. Because of the power of FNMA and GNMA over the VIEs that hold the assets from these residential mortgage loan securitizations, principally through its rights and responsibilities as master servicer for FNMA and as approver of issuers for GNMA and the guarantee provisions provided by FNMA and GNMA, the Company is not the primary beneficiary of the VIEs and therefore the VIEs are not consolidated by the Company.
The Company performs on-going reassessments of: (1) whether entities previously evaluated under the majority voting-interest framework have become VIEs, based on certain events, and therefore become subject to the VIE consolidation framework; and (2) whether changes in the facts and circumstances regarding the Company’s involvement with a VIE cause the Company’s consolidation determination to change.
Revenue Recognition:
Mortgage Loans Held for Sale: Mortgage loans held for sale are carried at fair value under the fair value option with changes in fair value recognized in current period earnings. At the date of funding of the mortgage loan held for sale, the funded amount of the loan, the related derivative asset or liability of the associated interest rate lock commitment, less direct loan costs (including but not limited to correspondent fees, broker premiums and underwriting expenses) becomes the initial recorded investment in the mortgage loan held for sale. Such amount approximates the fair value of the loan.
Mortgage loans held for sale are considered de-recognized, or sold, when the Company surrenders control over the financial assets. Control is considered to have been surrendered when the transferred assets have been isolated from the Company, beyond the reach of the Company and its creditors; the purchaser obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets; and the Company does not maintain effective control over the transferred assets through an agreement that both entitles and obligates the Company to repurchase or redeem the transferred assets before their maturity or the ability to unilaterally cause the holder to return specific assets. Such transfers may involve securitizations, participation agreements or repurchase agreements. If the criteria above are not met, such transfers are accounted for as secured borrowings, in which the assets remain on the balance sheet, the proceeds from the transaction are recognized as a liability and no MSRs are recorded for those transferred loans.
Gains and losses from the sale of mortgages are recognized based upon the difference between the sales proceeds and carrying value of the related loans upon sale and is recorded in gain on mortgage loans held for sale in the statement of operations. The sales proceeds reflect the cash received and the initial fair value of the separately recognized mortgage servicing rights less the fair value of the liability for mortgage repurchases and indemnifications. Gain on mortgage loans held for sale also includes the unrealized gains and losses associated with the mortgage loans held for sale and the realized and unrealized gains and losses from derivatives.
Mortgage Servicing Rights and Change in Mortgage Servicing Rights Valuation: The Company capitalizes MSRs at fair value when purchased or at the time the underlying loans are de-recognized, or sold, and when the Company retains the right to service such loans. To determine the fair value of the MSRs, the Company uses a valuation model that calculates the present value of future cash flows from servicing. The valuation model incorporates assumptions that market participants would use in estimating future net servicing income, including estimates of the cost of servicing, the discount rate, float value, the inflation rate, estimated prepayment speeds, and default rates. MSRs currently are not actively traded in the markets, accordingly, considerable judgment is required to estimate their fair value and the exercise of that judgment can materially impact current period earnings.
For periods prior to January 1, 2013, the Company accounted for the subsequent measurement of its MSRs at the lower of amortized cost or fair value. Effective January 1, 2013, the Company elected to irrevocably account for the subsequent measurement of its existing MSRs using the fair value method, whereby the subsequent changes in the fair value of the MSRs are recorded in earnings during the period in which the changes occur. Under the fair value method, the fair value of the MSRs is assessed at each reporting date using the methods described above. In accordance with the applicable GAAP guidance, this change in accounting principle was accounted for on a prospective basis (financial statement periods prior to 2013 were not restated). The Company did not record a cumulative-effect adjustment to retained earnings as of January 1, 2013, as the net amortized carrying value of the MSRs as of January 1, 2013 equaled the fair value at such date due to MSR impairment charges recorded during 2012.
Loan Origination and Other Loan Fees: Loan origination and other loan fee income represents revenue earned from originating mortgage loans. Loan origination and other loan fees generally represent flat, per-loan fee amounts and are recognized as revenue, net of loan origination costs (excluding those loan origination costs that are recorded as a component of the recorded investment in mortgage loans held for sale), at the time the loans are funded.

Loan Servicing Fees: Loan servicing fee income represents revenue earned for servicing mortgage loans. The servicing fees are based on a contractual percentage of the outstanding principal balance and recognized as revenue as the related mortgage payments are collected. Corresponding loan servicing costs are charged to expense as incurred.
Interest Income: Interest income on mortgage loans is accrued to income based upon the principal amount outstanding and contractual interest rates. Income recognition is discontinued when loans become 90 days delinquent or when in management’s opinion, the collectability of principal and income becomes doubtful.
Warehouse Lending Receivables: During the year ended December 31, 2013, the Company introduced its warehouse lending products to its correspondent customers through warehouse line of credit agreements. Under the warehouse line of credit agreements, the Company lends funds to its correspondent customers to finance those correspondents' mortgage loan originations. The correspondent customers pledge, as security to the Company, the underlying mortgage loans, and pay interest on the related outstanding borrowings at a specified interest rate plus a margin, as defined in the underlying line of credit agreements with each correspondent customer. As of December 31, 2013, the Company had outstanding warehouse lending receivables from its correspondent customers of $12,089 and recognized interest income from its warehouse lending activities of $92 during the year ended December 31, 2013. The Company periodically reviews the counterparties and warehouse lending receivables for collectability based on historical collection trends and management judgment regarding the ability to collect specific accounts and has determined that no allowance for doubtful accounts was necessary as of December 31, 2013.
Derivative Financial Instruments: All derivative financial instruments are recognized as either assets or liabilities and measured at fair value. The Company accounts for all of its derivatives as free-standing derivatives and does not designate any for hedge accounting. Therefore, the gain or loss resulting from the change in the fair value of the derivative is recognized in the Company’s results of operations during the period of change.
The Company enters into commitments to originate residential mortgage loans held for sale, at specified interest rates and within a specified period of time, with customers who have applied for a loan and meet certain credit and underwriting criteria (interest rate lock commitments). These interest rate lock commitments (“IRLCs”) meet the definition of a derivative financial instrument and are reflected in the balance sheet at fair value with changes in fair value recognized in current period earnings. Unrealized gains and losses on the IRLCs are recorded as derivative assets and derivative liabilities, respectively, and are measured based on the value of the underlying mortgage loan, quoted MBS prices, estimates of the fair value of the mortgage servicing rights and the probability that the mortgage loan will fund within the terms of the interest rate lock commitment, net of estimated commission expenses.
The Company manages the interest rate and price risk associated with its outstanding IRLCs and loans held for sale by entering into derivative instruments such as forward loan sales commitments and mandatory delivery commitments. Management expects these derivatives will experience changes in fair value opposite to changes in fair value of the IRLCs and loans held for sale, thereby reducing earnings volatility. The Company takes into account various factors and strategies in determining the portion of the mortgage pipeline (IRLCs) and loans held for sale it wants to economically hedge.
To the extent derivatives subject to master netting arrangements meet applicable requirements, the Company presents the derivative balances and related cash collateral amounts net on the balance sheet.
Reserve for Loan Repurchases and Indemnifications: Loans sold to investors by the Company and which met investor and agency underwriting guidelines at the time of sale may be subject to repurchase or indemnification in the event of specific default by the borrower or subsequent discovery that underwriting standards were not met. The Company may, upon mutual agreement, agree to repurchase the loans or indemnify the investor against future losses on such loans. In such cases, the Company bears any subsequent credit loss on the loans. The Company has established an initial reserve liability for expected losses related to these representations and warranties at the date the loans are de-recognized from the balance sheet based on the fair value of such reserve liability. Subsequently, based on changing facts and circumstances or changes in certain estimates and assumptions, the reserve liability is adjusted with a corresponding amount recorded to provision for reserve for mortgage repurchases and indemnifications. In assessing the adequacy of the reserve, management evaluates various factors including actual losses on repurchases and indemnifications during the period, historical loss experience, known delinquent and other problem loans, delinquency trends in the portfolio of sold loans and economic trends and conditions in the industry. Actual losses incurred are reflected as charge-offs against the reserve liability.
Loans Eligible for Repurchase from GNMA: When the Company has the unilateral right to repurchase GNMA pool loans it has previously sold (generally loans that are more than 90 days past due), the Company then records the loan on its balance sheet. The recognition of previously sold loans does not impact the accounting for the previously recognized mortgage servicing rights. As of December 31, 2013 and 2012, delinquent or defaulted mortgage loans currently in GNMA pools that the Company had recognized as a liability on its consolidated balance sheets totaled $26,268 and $7,116, respectively.
Servicing Advances: Servicing advances represent escrows and advances paid by the Company on behalf of customers and investors to cover delinquent balances for property taxes, insurance premiums and other out-of-pocket costs. Advances are made in accordance with the servicing agreements and are recoverable upon collection of future borrower payments or foreclosure of the underlying loans. The Company periodically reviews these receivables for collectability and amounts are written off when they are deemed uncollectible. As of December 31, 2013 and 2012, the Company had recognized an asset for servicing advances on its consolidated balance sheet of $4,177 and $938, respectively.
Property and Equipment: Property and equipment is recorded at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over estimated useful lives of three to ten years for furniture and equipment and three years for computer software. Leasehold improvements are amortized using the straight-line method over the shorter of the related lease term or their estimated economic useful lives.
Goodwill and Other Intangible Assets: Business combinations are accounted for using the acquisition method of accounting. Acquired intangible assets are recognized and reported separately from goodwill. Goodwill represents the excess cost of acquisition over the fair value of net assets acquired. Finite-lived purchased intangible assets consist of a trade name, customer relationships, non-compete agreement, an active agent list and state licenses, which have useful lives of four years, eight years, three years, five years and one year, respectively. Intangible assets with finite lives are amortized over their estimated lives using a straight line amortization method. The Company evaluates the estimated remaining useful lives on intangible assets to determine whether events or changes in circumstances warrant a revision to the remaining periods of amortization. If an intangible asset’s estimated useful life is changed, the remaining net carrying amount of the intangible asset is amortized prospectively over that revised remaining useful life. Additionally, an intangible asset that initially is deemed to have a finite useful life would cease being amortized if it is subsequently determined to have an indefinite useful life. Such intangible asset is then tested for impairment. The Company reviews such intangibles for impairment whenever events or changes in circumstances indicate their carrying amounts may not be recoverable, in which case an impairment charge would be recorded to earnings.
Indefinite-lived purchased intangible assets consist of trade names. Goodwill and other intangible assets with an indefinite useful life are not subject to amortization but are reviewed for impairment annually or more frequently whenever events or changes in circumstances indicate that the carrying amount of an intangible asset may not be recoverable. The Company first assesses qualitative factors to determine whether the existence of events or circumstances leads to a determination that is more likely than not that goodwill or other indefinite-lived intangible assets are impaired. If the Company determines that it is more likely than not that goodwill or other intangible assets are impaired, a quantitative impairment test is performed. For the quantitative impairment test, the Company estimates and compares the fair value of the goodwill or indefinite-lived intangible asset with its carrying amount. If the carrying amount of the goodwill or other intangible asset exceeds its fair value, the amount of the impairment is measured as the difference between the carrying amount of the asset and its fair value. Impairment is permanently recognized by writing down the asset to the extent that the carrying value exceeds the estimated fair value.

Long-Lived Assets: The Company periodically assesses long-lived assets, including property and equipment and definite-lived intangible assets, for recoverability whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. If management identifies an impairment indicator, it assesses recoverability by comparing the carrying amount of the asset to the undiscounted cash flows expected to result from the use and eventual disposition of the asset. An impairment loss is recognized in earnings whenever the carrying amount is not recoverable. No such impairments were recognized during the years ended December 31, 2013, 2012 and 2011.
Investment in Closely Held Entity: Investment in closely held entity consists of shares of voting common and preferred stock, which the Company owns in a non-publicly traded entity. The investment is carried at cost as the Company does not exercise significant influence over the entity’s operating and financial activities. The Company periodically evaluates this investment for impairment and no impairment charges were recorded during the years ended December 31, 2013, 2012 and 2011.
Stock Split: On May 14, 2013, the Company granted a stock dividend of 12.861519 shares of common stock for each share of common stock held as of that date, which was determined to be in substance a stock split for accounting and financial reporting purposes. All actual share, weighted-average share and per share amounts and all references to stock compensation data and prices of the Company’s common stock have been adjusted to reflect this stock split for all periods presented.
Stock-Based Compensation: The Company grants stock options and restricted stock units to certain executive officers, key employees and independent directors. Stock options have been granted for a fixed number of shares with an exercise price at least equal to the fair value of the shares at the date of grant. Restricted stock units have been granted for a fixed number of shares with a fair value equal to the fair value of the Company's common stock on the grant date. The stock options and restricted stock units granted are recognized as compensation expense in the statement of operations based on their grant-date fair values.
Advertising and Marketing: The Company uses primarily print, broadcast and web-based advertising and marketing to promote its products. Advertising and marketing is expensed as incurred and totaled $2,317, $1,059 and $414 for the years ended December 31, 2013, 2012 and 2011.
Income Taxes: Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.
The Company’s income tax expense includes assessments related to uncertain tax positions taken or expected to be taken by the Company. Management has concluded that it currently does not have any significant uncertain tax positions. If applicable, the Company will recognize interest and penalties related to unrecognized tax benefits as a component of income tax expense. The open tax years subject to examination by taxing authorities include the years ended December 31, 2011, 2010, and 2009. The Company had no federal or state tax examinations in process as of December 31, 2013.
Cash and Cash Equivalents: The Company classifies cash and temporary investments with original maturities of three months or less as cash and cash equivalents, which totaled $43,104 and $15,056 at December 31, 2013 and 2012, respectively. The Company typically maintains cash in financial institutions in excess of FDIC limits. The Company evaluates the creditworthiness of these financial institutions in determining the risk associated with these cash balances.
Restricted Cash: The Company maintains certain cash balances that are restricted under broker margin account agreements associated with its derivative activities.

Off-Balance Sheet Arrangements: As of December 31, 2013, the Company did not have any off-balance sheet arrangements.
Recent Accounting Developments: ASU No. 2014-04, "Receivables--Troubled Debt Restructurings by Creditors (Subtopic 310-40): Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans Upon Foreclosure," was issued in January 2014. This update clarifies when a creditor is considered to have received physical possession of residential real estate property collateralized by a consumer mortgage loan in order to reduce diversity in practice for when a creditor derecognizes the loan receivable and recognizes the real estate property. The guidance in ASU No. 2014-04 also requires interim and annual disclosure of the amount of foreclosed residential real estate property held by the creditor and the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure. The new guidance will be effective for the Company beginning on January 1, 2015. The Company is currently evaluating the guidance under ASU 2014-04 and have not yet determined the impact, if any, on its consolidated financial statements.
ASU No. 2013-01, “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” was issued in January 2013. This update clarifies the scope of transactions that are subject to the disclosures about offsetting, specifically that ordinary trade receivables and receivables are not in the scope of ASU No. 2011-11. ASU No. 2011-11 applies only to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are offset in accordance with specific criteria contained in FASB Accounting Standards Codification or subject to a master netting arrangement or similar agreement. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. The adoption of ASU 2013-01 did not materially impact the Company’s consolidated financial statements.

Prior Period Reclassifications: Certain prior period amounts have been reclassified to conform to the current period presentation.